INVESTMENT ADVISER
Pacific Century Trust
a division of
Bank of Hawaii
Financial Plaza of the Pacific * P.O. Box 3170
Honolulu, Hawaii 96802

ADMINISTRATOR
Aquila Management Corporation
380 Madison Avenue, Suite 2300 * New York, New York 10017

BOARD OF TRUSTEES
Lacy B. Herrmann, Chairman
Vernon R. Alden
Arthur K. Carlson
William M. Cole
Thomas W. Courtney
Richard W. Gushman, II
Stanley W. Hong
Theodore T. Mason
Russell K. Okata
Douglas Philpotts
Oswald K. Stender

OFFICERS
Lacy B. Herrmann, President
Diana P. Herrmann, Senior Vice President
Charles E. Childs, III, Senior Vice President
Sherri Foster, Vice President
Rose F. Marotta, Chief Financial Officer
Richard F. West, Treasurer
Edward M.W. Hines, Secretary

DISTRIBUTOR
Aquila Distributors, Inc.
380 Madison Avenue, Suite 2300 * New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
PFPC Inc.
400 Bellevue Parkway * Wilmington, Delaware 19809

CUSTODIAN
Bank One Trust Company, N.A.
100 East Broad Street * Columbus, Ohio 43271

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
345 Park Avenue * New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.




SEMI-ANNUAL
REPORT

SEPTEMBER 30, 1998


THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

PACIFIC CAPITAL CASH ASSETS TRUST

PACIFIC CAPITAL TAX-FREE
CASH ASSETS TRUST

PACIFIC CAPITAL U.S. GOVERNMENT
SECURITIES CASH ASSETS TRUST

[Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope]

A CASH MANAGEMENT
INVESTMENT

[Logo of The Pacific Capital Funds of Cash Assets Trust: Side view of a standing lion above a thick rope]

THE PACIFIC CAPITAL FUNDS
OF
CASH ASSETS TRUST

SEMI-ANNUAL REPORT

                                                       November 18, 1998

Dear Investor:

            We are pleased to provide you with the Semi-Annual Report for The Pacific Capital Funds of Cash Assets Trust for the six-month period ended September 30, 1998.

            The enclosed Semi-Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust and its two classes of shares: Original Shares and Service Shares.

ECONOMIC REVIEW

            During the first half of the Trust's current fiscal year, investors have witnessed much turbulence in the world's economies. Discomforting news from around the world has caused substantial volatility even in our own financial markets. Over the period, we have witnessed the lingering aftershocks of the Asian economic crisis, the political and economic turmoil occurring in Russia and the threat of currency devaluation in Brazil. Here in the U.S., corporate earnings have been gradually slowing as businesses realize that consumer demand hasn't kept pace with supply. As a result, U.S. economic growth has begun to slow down.

            Keeping a watchful eye on global events, the Federal Reserve lowered the target on the Federal Funds rate - the rate member banks charge each other for overnight loans - by 25 basis points on September 29th. Then, just over two weeks later in a surprise move, the Fed again eased monetary policy adding liquidity to the banking system with an additional 25 basis point cut in the Fed Funds rate. Driven by the concern that the global financial crisis was making it hard for companies to raise money, threatening the long expansion in the U.S., the Fed cut interest rates 25 basis points for the third time in seven weeks on November 17th. The Federal Funds rate now stands at 4.75%, 75 basis points lower than it was one year ago. The rate cut was intended to encourage more lending and to bolster the economy by making it cheaper for businesses and consumers to borrow.

MANAGEMENT DISCUSSION

            As previously mentioned, the Trust is comprised of three separate portfolios - Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government

Securities Cash Assets Trust - each with two classes of shares. While each fund adheres to their own investment objective, they all share a common theme. That is, there is absolutely no substitute for quality in seeking to maintain a high level of safety for the cash reserves entrusted to each fund.

            Indeed, to adhere to this policy, Pacific Century Trust, the Trust's Investment Adviser, has continuously acted with great prudence in examining the creditworthiness and marketability of all issuers of securities utilized in each funds' investment portfolio. Naturally, concern has also been exercised to provide a sufficient measure of liquidity within each portfolio so as to provide whatever ready cash needs exist for our shareholders.

            Looking forward, we are optimistic that each fund will continue to provide investors attractive yields compared to alternative money market investments. Undoubtedly, economic activity and its influence on Federal Reserve monetary policy will have a direct effect on each fund's yield over the course of the current fiscal year. As long as the Federal Reserve maintains a gradual approach to regulating monetary policy, Pacific Century Trust will continue to pursue yield advantages through alertness to market opportunities by producing highly competitive returns without compromising safety.

            You can be assured that all those associated with the management of The Pacific Capital Funds of Cash Assets Trust will consistently work in the interest of your investment in the Trust. We very much value you as a shareholder and appreciate the confidence you have shown in each of the Trust's portfolios.


                                                  Sincerely,
                                                  /s/ Lacy B. Herrmann
                                                  Lacy B. Herrmann
                                                  President and Chairman
                                                    of the Board of Trustees

PACIFIC CAPITAL
CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

      FACE
     AMOUNT         U.S. GOVERNMENT AGENCY DISCOUNT NOTES (5.6%)                                              VALUE
 $ 13,532,000       Federal Home Loan Bank, 5.40%, 10/01/98                                              $  13,532,000
   20,000,000       Federal Home Loan Mortgage Corporation, 4.89%, 3/26/99                                  19,521,866
                        Total U.S. Government Agencies (cost $33,053,866)                                   33,053,866

                    COMMERCIAL PAPER (74.9%)
                    Automotive (4.2%)
   25,000,000       Ford Motor Credit Co., 5.52%, 10/09/98                                                  24,969,333

                    Banking/Credit Union (20.6%)
   14,260,000       CEMEX 5.55%, 10/08/98                                                                   14,244,611
                      Letter of Credit-Credit Suisse First Boston
   15,000,000       BankAmerica, 5.53%, 10/22/98                                                            14,951,613
   20,000,000       UBS Finance, 5.28%, 12/14/98                                                            19,782,933
   20,000,000       Unibanco, 5.48%, 12/29/98                                                               19,729,044
                      Letter of Credit-Westdeutsche Landesbank Girozen
   10,000,000       Formosa Plastics, 5.17%, 1/8/99                                                          9,857,825
                      Letter of Credit-ABN Amro Bank NV
   20,000,000       Garanti FD II, 5.40%, 2/3/99                                                            19,625,000
                      Letter of Credit-Bayerische Vereinsbank
   10,000,000       BankAmerica, 5.03%, 3/29/99                                                              9,749,897
   15,000,000       Banco Itau S.A., 5.13%, 6/07/99                                                         14,480,213
                      Letter of Credit-Barclays Bank PLC
                        Total Banking/Credit Union                                                         122,421,136

                    Brokerage (14.2%)
   25,000,000       Salomon Smith Barney, 5.54%, 10/07/98                                                   24,976,917
   20,000,000       Merrill Lynch & Company, Inc., 5.40%, 11/13/98                                          19,871,000
   20,000,000       Goldman Sachs, 5.47%, 1/25/99                                                           19,647,489
   20,000,000       Morgan Stanley Dean Witter, 5.10%, 3/05/99                                              19,560,833
                        Total Brokerage                                                                     84,056,239

                    Education (13.2%)
   25,000,000       Harvard University, 5.48%, 10/15/98                                                     24,946,722
   28,500,000       Duke University, 5.53%, 10/19/98                                                        28,421,198
   14,300,000       Yale University, 5.42%, 11/05/98                                                        14,224,647
    5,000,000       Stanford University, 5.44%, 12/07/98                                                     4,949,377
    6,000,000       Stanford University, 5.46%, 01/15/99                                                     5,903,540
                        Total Education                                                                     78,445,484

                    Finance (15.2%)
   25,000,000       American Express Credit Corp., 5.50%, 10/01/98                                          25,000,000
   25,000,000       Associates First Capital, 5.49%, 4/02/98                                                24,946,625
   16,200,000       National Rural Utilities, 5.48%, 11/05/98                                               16,113,690
   25,000,000       General Electric Capital Corp., 4.78%, 6/25/99                                          24,113,708
                        Total Finance                                                                       90,174,023

                    Household Products (3.3%)
   20,000,000       Procter and Gamble Co., 5.47%, 12/17/98                                                 19,766,006

                    Oil & Gas (4.2%)
   25,000,000       Texaco Inc., 5.51%, 10/06/98                                                            24,980,869
                        Total Commercial Paper (cost $444,813,090)                                         444,813,090

                    CORPORATE NOTES (2.5%)
   15,000,000       Providian Life and Health Insurance Company,
                      Variable Rate Note, 5.83%, 01/31/99 (1)                                               15,000,000
                        Total Corporate Notes (cost $15,000,000)                                            15,000,000

                    REPURCHASE AGREEMENTS (17.4%)
   53,342,000       SBC Warburg, Dillon, Read Inc., 4.75%, due 10/01/98                                     53,342,000
                    (Proceeds of $53,349,038 to be received at maturity)
                      Collateral: $51,819,000 U.S.Treasury Notes 5.875% due
                      09/30/02
                      Collateral Market Value $54,408,840.
   50,000,000       Dresdner Kleinwort Benson North America LLC, 4.75%, due 10/01/98                        50,000,000
                      (Proceeds of $50,006,597 to be received at maturity)
                        Collateral: $49,700,000 U.S.Treasury Notes 5.625% due 12/31/99
                        Collateral Market Value $50,301,094.
                          Total Repurchase Agreements (cost $103,342,000)                                  103,342,000

                          Total Investments (cost $596,208,956*)                       100.4%              596,208,956
                          Liabilities in excess of other assets                         (0.4)               (2,564,686)

                          Net Assets                                                   100.0%             $593,644,270

                      *  Cost for Federal tax purposes is identical.
                     (1) Illiquid  security. The security is considered
                         illiquid because it may not be sold, and may be redeemed only upon at least ninety days' notice to the issuer.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998 (UNAUDITED)


                                                                                            RATING
      FACE                                                                                 MOODY'S/
     AMOUNT          BONDS AND NOTES (99.4%)                                                 S&P              VALUE
                     FLORIDA (1.8%)
                     Florida State Division Bd Finance Department
                       Bonds 1998, Revenue Bonds
  $ 2,250,000        4.50%, 7/01/99                                                         Aaa/AAA        $ 2,265,062
                         Insurance: Financial Security Assurance, Inc.

                     GEORGIA (2.1%)
                     Georgia State, General Obligation Bonds 1996,
                       Series C
    1,620,000        6.25%, 8/01/99                                                         Aaa/AAA          1,654,234
                     Polk County, GA School District, General
                       Obligation Bonds 1997,
    1,000,000        4.25%, 02/01/99                                                         NR/AA-          1,002,293
                         Total Georgia                                                                       2,656,527

                     HAWAII (45.5%)
                     Hawaii State, General Obligation Bonds 1991
                       Series BV,
      200,000        5.60%, 11/01/98                                                          A1/A+            200,297
                       Hawaii State, General Obligation Bonds 1993
                         Series CC,
    1,550,000        4.40%, 02/01/99, Escrowed to Maturity                                    A1/A+          1,553,969
                       Hawaii State, General Obligation Bonds 1993
                         Series CD,
    2,750,000        4.40%, 02/01/99                                                          A1/A+          2,757,752
                       Hawaii State, General Obligation Bonds 1993
                         Series CG,
      500,000        4.25%, 07/01/99                                                         Aaa/A+            502,250
                       Hawaii State, General Obligation Bonds 1997
                         Series CQ,
    3,000,000        4.25%, 10/01/98                                                        Aaa/AAA          3,000,000
    2,000,000        4.25%, 10/01/99                                                        Aaa/AAA          2,016,726
                       Insurance: Financial Guaranty Insurance Co.
                     Hawaii State Airports System, Revenue Bonds,
                       Second Series,
    3,000,000        6.10%, 7/01/99                                                         Aaa/AAA          3,054,783
                       Insurance: Municipal Bond Insurance Agency

                     Hawaii State Airports System, Revenue Bonds,
    2,000,000        5.10%, 7/01/99                                                         Aaa/AAA          2,024,273
                         Insurance: Municipal Bond Insurance Agency
                     Hawaii State Department of Budget & Finance
                       Special Purpose Mortgage Revenue Bonds
                      (Kaiser Pemanente), Series A,
    4,900,000        3.55%, 03/01/15, Putable 10/07/98*                                   VMIG1/A-1          4,900,000
                     Hawaii State Department of Budget & Finance
                       Special Purpose Mortgage Revenue Bonds
                       (Queens Health System), Revenue Bonds,
    9,300,000        3.55%, 07/01/04, Putable 10/07/98*                                  VMIG1/A-1+          9,300,000
                       Stand-by Purchase Agreement: Morgan
                       Guaranty Trust
                     Hawaii State Housing Finance & Development
                       Corp. Revenue Bonds (Rental Housing System)
                       Series 89 A,
    1,900,000        3.55%, 07/01/24, Putable 10/07/98*                                    VMIG1/NR          1,900,000
                       Letter of Credit: Banque Nationale de Paris
                     Hawaii State Housing Finance & Development
                       Corp. Revenue Bonds (Affordable Rental
                       Housing Program) Series A,
    5,300,000        3.50%, 07/01/27, Putable 10/07/98*                                    VMIG1/NR          5,300,000
                       Letter of Credit: Banque Nationale de Paris
                     Hawaii State Department of Budget & Finance
                       Citizens Utility - Revenue Bonds Series
                       (Tax-Exempt Commercial Paper Series),
    1,800,000        3.65%, 10/09/98                                                        NR/A-1+          1,800,000
                     Hawaii State Department of Budget & Finance
                       Citizens Utility - Revenue Bonds Series
                       (Tax-Exempt Commercial Paper Series),
    1,000,000        3.50%, 10/16/98                                                        NR/A-1+          1,000,000
                     Hawaii State Department of Budget & Finance
                       Citizens Utility - Revenue Bonds Series
                       (Tax-Exempt Commercial Paper Series),
      400,000        3.70%, 10/16/98                                                        NR/A-1+            400,000
                     Hawaii State Department of Budget & Finance
                       Citizens Utility - Revenue Bonds Series
                       (Tax-Exempt Commercial Paper Series),
    2,810,000        3.35%, 11/06/98                                                        NR/A-1+          2,810,000
                     Honolulu City & County, General Obligation Bonds,
                       Series A,
      200,000        7.20%, 07/01/99                                                         Aa2/AA            205,175
    1,000,000        6.10%, 08/01/99, Escrowed to Maturity                                   Aaa/AA          1,019,958
      500,000        5.50%, 03/01/99, Escrowed to Maturity                                   Aa2/AA            503,886
                     Honolulu City & County, General Obligation Bonds,
                       Series B,
    1,400,000        7.00%, 10/01/07, Prerefunded 10/01/98 @ 101.5                           Aaa/AA          1,421,000
    2,750,000        4.50%, 10/01/98                                                         Aa2/AA          2,750,000
                     Honolulu City & County, General Obligation Bonds,
                       Series C,
    2,100,000        6.70%, 06/01/99, Escrowed to Maturity                                   Aaa/AA          2,147,227
                     Kauai County, General Obligation Bonds, Series A,
      100,000        4.90%, 02/01/99                                                        Aaa/AAA            100,375
                       Insurance: Municipal Bond Insurance Agency
                     Maui County, General Obligation Bonds,
      900,000        3.90%, 12/15/98                                                        Aaa/AAA            900,377
                       Insurance: Financial Guaranty Insurance Co.
                     Maui County, General Obligation Bonds, Series A
      180,000        4.00%, 03/01/99                                                        Aaa/AAA            180,068
                       Insurance: Financial Guaranty Insurance Co.
                     Secondary Market Sevices Corporation Hawaii
                       Student Loan Revenue, Senior Series II,
    4,500,000        3.65%, 09/01/2010, Putable 10/07/98*                                VMIG1/A-1+          4,500,000
                       Letter of Credit: National Westminster,
                       Guaranteed Student Loans
                         Total Hawaii                                                                       56,248,116

                     IDAHO (1.6%)
                     Idaho Health Facilities Authority Revenue Bonds
                       (St. Lukes Regional Medical Center Project),
    2,000,000        4.10%, 05/01/22, Putable 10/01/98*                                    VMIG1/NR          2,000,000
                       Letter of Credit: Bayerische Landesbank

                     ILLINOIS (3.6%)
                     Illinois Health Facilities Authority Revenue Bonds
                       (Central Dupage Health Corp. Project),
    2,000,000        3.80%, 11/01/20, Putable 10/01/98*                                    VMIG1/NR          2,000,000
                       Letter of Credit: Rabobank Nederland
                     Southwestern IL Development Authority
                       Environmental Improvement Revenue Bonds,
                       (Shell Oil Co Wood River Project),
    1,100,000        3.85%, 11/01/25, Putable 10/07/98*                                  VMIG1/A-1+          1,100,000
    1,375,000        4.25%, 11/01/25, Putable 10/07/98*                                  VMIG1/A-1+          1,375,000
                         Total Illinois                                                                      4,475,000

                     INDIANA (4.8%)
                     Gary, IN Environmental Improvement Revenue
                       Bonds (US Steel Corporation Project),
    3,100,000        3.35%, 07/15/02, Putable 10/07/98*                                    P-1/A-1+          3,100,000
                       Letter of Credit: Bank of Nova Scotia
                     Indianapolis, IN Economic Development Revenue
                       Bonds (Jewish Federation Campus),
    2,485,000        3.70%, 04/01/05, Putable 10/07/98*                                    VMIG1/NR          2,485,000
                     Purdue University, IN Universtity Revenue Bonds
                       (Student Fee) Series L,
      280,000        3.55%, 07/01/20, Putable 10/07/98*                                  VMIG1/A-1+            280,000
                         Total Indiana                                                                       5,865,000

                     KENTUCKY (1.6%)
                     Warsaw, KY Industrial Building Revenue Bonds
                       (Operating Partnership),
    1,950,000        3.70%, 08/01/09, Putable 10/07/98*                                     NR/A-1+          1,950,000
                       Letter of Credit: Fifth Third Bank

                     LOUSIANA (3.3%)
                     De Soto Parish, LA Pollution Control Revenue Bonds
                       (Central Louisiana Electric Company) Series A,
    2,500,000        3.65%, 07/01/18, Putable 10/07/98*                                  VMIG1/A-1+          2,500,000
                       Letter of Credit: Westdeutsch Landesbank
                     St. Charles Parish, LA Pollution Control Revenue
                       Bonds (Shell Oil CO-Norco Project),
    1,600,000        3.85%, 09/01/23, Putable 10/07/98*                                     Aa2/AAA          1,600,000
                         Total Lousiana                                                                      4,100,000

                     MINNESOTA (0.8%)
                     Hennepin County MN Revenue Bonds, Refunding
                       Bonds,
    1,000,000        4.90%, 10/01/98                                                        Aaa/AAA          1,000,000

                     NEW MEXICO (1.4%)
                     Albuquerque, NM Airport Revenue Bonds Series A,
    1,700,000        3.75%, 07/01/17, Putable 10/07/98*                                  VMIG1/A-1+          1,700,000
                       Letter of Credit: Bayerische Landesbank

                     NEW YORK (1.7%)
                     New York, NY General Obligation Bonds, Series B,
    1,000,000        4.25%, 10/01/22, Putable 10/01/98*                                  VMIG1/A-1+          1,000,000
                       Letter of Credit: Financial Guaranty Insurance
                       Corporation
                     New York, NY Municipal Water Finance Authority,
                       Water & Sewer System Revenue Bonds, Series A,
    1,100,000        4.15%, 06/15/25, Putable 10/01/98*                                  VMIG1/A-1+          1,100,000
                       Letter of Credit: Financial Guaranty Insurance
                       Corporation
                         Total New York                                                                      2,100,000

                     NORTH CAROLINA (1.1%)
                     Durham County, NC General Obligation Bonds,
                       Public Improvement Project
    1,400,000        3.50%, 02/01/09, Putable 10/07/98*                                   VMIG1/A-1+         1,400,000
                       Letter of Credit: Wachovia Bank

                     OHIO (5.0%)
                     Ohio State Air Quality Development Authority
                       Revenue Bonds, Series A
    2,000,000        4.15%, 12/01/15, Putable 10/01/98*                                      NR/A-1+         2,000,000
                       Letter of Credit: Union Bank of Switzerland
                     Ohio State Public Facilities Revenue Bonds, Series A
    1,000,000        6.50%, 6/01/01, Prerefunded 06/01/99 @102                               Aaa/AAA         1,037,971
                       Letter of Credit: Municipal Bond Insurance Agency
                     Ohio State University Revenue Bonds, General
                       Receipts Series B,
    3,155,000        3.90%, 12/01/06, Putable 10/07/98*                                   VMIG1/A-1+         3,155,000
                       Letter of Credit: National Westminster
                         Total Ohio                                                                          6,192,971

                     OKLAHOMA (1.6%)
                     Tulsa County Oklahoma Independent School
                       District No. 001
                       General Obligation Bonds
    2,000,000        5.00%, 02/01/99                                                          Aa2/NR         2,009,242

                     OREGON (2.2%)
                     County of Multnomah, Tax and Revenue
                       Anticipation Notes, General Obligation,
    1,500,000        4.25%, 06/30/99                                                       MIG1/Spl+         1,506,468
                     Portland Oregon General Obligation Bonds,
                       Series B,
    1,145,000        7.00%, 06/30/99                                                          Aaa/NR         1,171,940
                         Total Oregon                                                                        2,678,408

                     PENNSYLVANIA (1.5%)
                     Pennsylvania State Higher Education Assistance
                       Agency Student Loan Revenue Bonds, Series B,
    1,800,000        3.80%, 07/01/2018, Putable 10/07/98*                                 VMIG1/A-1+         1,800,000
                         Letter of Credit: Student Loan Marketing

                     TENNESSEE (0.8%)
                     Metropolitan Government Nashville & Davidson
                       County General Obligation Bonds
    1,000,000        5.25%, 05/15/99                                                           Aa/AA         1,009,206

                     TEXAS (3.8%)
                     Collin County General Obligation Bonds
                       Refunding Bonds,
    1,725,000        4.00%, 03/01/99                                                          Aa1/AA         1,729,018
                     Lower Neches Valley Authority of Texas Revenue
                       Bonds (Chevron USA Income Project),
    1,500,000        3.45%, 02/15/17, Putable 02/17/99                                      P-1/A-1+         1,500,000
                     San Antonio, TX Electric and Gas Revenue Bonds,
                       Refunding Bonds,
    1,500,000        5.00%, 02/01/99                                                         Aa1/AA+         1,506,858
                         Total Texas                                                                         4,735,876

                     UTAH (4.0%)
                     University of Utah Revenue Bonds, (Auxiliary &
                       Campus Facilities - A),
    3,000,000        3.50%, 04/01/27, Putable 10/07/98*                                   VMIG1/A-1+         3,000,000
                       Letter of Credit: Bank of Nova Scotia
                     Weber County Utah School District, Refunding
                       Bonds, General Obligation,
    2,000,000        3.80%, 06/15/99                                                          Aaa/NR         2,002,728
                       Letter of Credit: School Board Guarantee
                         Total Utah                                                                          5,002,728

                     VERMONT (0.8%)
                     Vermont State Student Assistance Corp. Revenue
                       Bonds (Student Loan Revenue),
    1,000,000        3.50%, 01/01/04, Putable 10/07/98*                                     VMIG1/NR         1,000,000
                       Letter of Credit: National Westminster

                     VIRGINIA (0.9%)
                     Virginia Beach Virginia Public Improvement,
                       Series A, General Obligation
    1,100,000        6.85%, 04/01/98                                                          Aa2/AA         1,120,610


                     WASHINGTON (7.0%)
                     King County, WA General Obligation Bonds
                       Series A, Unrefunded Balance,
    1,655,000        5.00%, 01/01/99                                                         Aa1/AA+         1,660,803
                     King County, WA General Obligation Bonds
                       Series C, Refunding Bonds,
    2,000,000        5.25%, 01/01/99                                                         Aa1/AA+         2,007,595
                     Seattle Washington, Refunding Bonds, Series B
                       General Obligation
    1,565,000        4.50%, 03/01/99                                                         Aa1/AA+         1,570,796
                     Seattle, WA Water System Revenue Bonds,
    1,000,000        3.50%, 09/01/25, Putable 10/07/98*                                   VMIG1/A-1+         1,000,000
                       Letter of Credit: Bayerische Landesbank
                     Washington State Refunding Bonds,
    1,000,000        7.50%, 10/01/01, Prerefunded 10/01/98 @ 100                             Aaa/AA+         1,000,000
                     Washington State Health Care Facility Authority
                       (Fred Hutchinson Cancer Research
                       Center, Seattle) Series 1991-A,
    1,175,000        4.10%, 01/01/18, Putable 10/01/98*                                     VMIG1/NR         1,175,000
                       Letter of Credit: Morgan Guaranty Trust
                     Washington State Health Care Facility Authority
                       (Fred Hutchinson Cancer Research
                       Center, Seattle) Series 1991-B,
      225,000        4.10%, 01/01/18, Putable 10/07/98*                                     VMIG1/NR           225,000
                       Letter of Credit: Morgan Guaranty Trust
                         Total Washington                                                                    8,639,194

                     WISCONSIN (2.5%)
                     Wisconsin State General Obligation, Series 1,
                       Refunding Bonds,
    1,000,000        4.70%, 11/01/98                                                          Aa2/AA         1,000,737
                     Wisconsin State General Obligation, Series G Bonds,
    2,000,000        6.30%, 05/01/99                                                          Aa2/AA         2,029,760
                         Total Wisconsin                                                                     3,030,497

                         Total Investments (cost $122,978,437**)                       99.4%               122,978,437
                         Other assets in excess of liabilities                          0.6                    692,370
                         Net Assets                                                   100.0%              $123,670,807



                        (*)  Variable rate obligation payable at par on demand at any time on no more than seven days notice.
                        (**) Cost for Federal tax purposes is identical.

  See accompanying notes to financial statements

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1998 (UNAUDITED)

     FACE
    AMOUNT           U.S. TREASURY BILLS (3.1%)                                                                VALUE
$ 10,000,000         5.15%, due 01/07/99                                                                 $   9,859,669
                       Total U.S. Treasury Bills (cost $9,859,669)                                           9,859,669

                     U.S. TREASURY NOTES (8.0%)
   5,000,000         4.75%, due 10/31/98                                                                     4,997,101
   5,000,000         5.125%, due 11/30/98                                                                    4,997,667
   5,000,000         5.125%, due 12/31/98                                                                    4,996,318
   5,000,000         5.0%, due 02/15/99                                                                      4,990,930
   5,000,000         5.875%, due 10/31/98                                                                    5,002,082
                       Total U.S. Treasury Notes (cost $24,984,098)                                         24,984,098

                     U.S. GOVERNMENT AGENCIES (89.2%)
                     Federal Home Loan Bank (63.7%)
  82,968,000         5.40%, due 10/01/98                                                                    82,968,000
  10,000,000         5.35%, due 10/02/98                                                                     9,998,514
  10,000,000         5.41%, due 10/07/98                                                                     9,990,984
  10,000,000         5.36%, due 10/22/98                                                                     9,968,733
  22,862,000         5.40%, due 11/12/98                                                                    22,717,969
   5,000,000         5.35%, due 12/02/98                                                                     4,953,956
  15,000,000         5.28%, due 12/04/98                                                                    14,859,200
  10,000,000         5.33%, due 12/16/98                                                                     9,887,478
  15,000,000         5.15%, due 02/24/99                                                                    14,686,708
  10,000,000         5.17%, due 03/05/99                                                                     9,777,403
  10,000,000         5.02%, due 03/24/99                                                                     9,757,367
                       Total Federal Home Loan Bank (cost $199,566,312)                                    199,566,312

                     Farm Credit Bureau (17.6%)
  10,000,000         5.40%, due 10/01/98                                                                    10,000,000
   7,197,000         5.38%, due 10/02/98                                                                     7,195,923
  10,000,000         5.38%, due 10/13/98                                                                     9,982,067
  15,000,000         5.41%, due 10/14/98                                                                    14,970,696
  12,986,000         5.39%, due 10/30/98                                                                    12,929,616
                       Total Farm Credit Bureau (cost $55,078,302)                                          55,078,302

                     Tennessee Valley Authority (7.9%)
  10,000,000         5.41%, due 10/09/98                                                                     9,987,978
  15,000,000         5.39%, due 11/16/98                                                                    14,896,692
                       Total Tennessee Valley Authority (cost $24,884,670)                                  24,884,670
                       Total U.S. Government Agencies (cost $279,529,284)                                  279,529,284

                       Total Investments (cost $314,373,051*)                            100.3%            314,373,051
                       Liabilities in excess of other assets                              (0.3)               (984,781)
                       Net Assets                                                        100.0%           $313,388,270

                       (*) Cost for Federal tax purposes is identical.

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

                                                                     CASH              TAX-FREE           GOVERNMENT
                                                                     FUND                FUND                FUND
ASSETS:
  Investments at value
    (cost $492,866,956, $122,978,437 and $314,373,051,
    respectively)                                                $492,866,956        $122,978,437        $314,373,051
  Repurchase agreements (cost $103,342,000, $-0- and
    $-0-, respectively)                                           103,342,000              -                   -
  Cash                                                                    955              38,175              -
  Interest receivable                                                  87,729           1,077,321             400,723
  Other assets                                                          9,073                 470              40,593
    Total Assets                                                  596,306,713         124,094,403         314,814,367

LIABILITIES:
  Dividends payable                                                 2,373,315             330,315           1,273,369
  Adviser and Administrator fees payable                              240,762              45,268             105,676
  Distribution fees payable                                            26,829               9,805              41,249
  Accrued expenses                                                     21,537              38,208               5,803
    Total Liabilities                                               2,662,443             423,596           1,426,097

  NET ASSETS                                                     $593,644,270        $123,670,807        $313,388,270

NET ASSETS CONSIST OF:
  Capital Stock - Authorized an unlimited number of shares,
      par value $.01 per share                                   $  5,941,620        $  1,236,689        $  3,133,615
  Additional paid-in capital                                      588,225,601         122,434,323         310,237,422
  Accumulated net realized gain (loss) on investments                (522,951)               (205)             17,233
                                                                 $593,644,270        $123,670,807        $313,388,270

SHARES OF BENEFICIAL INTEREST:
  Original Shares Class:
    Net Assets                                                   $443,753,597        $ 86,935,448        $114,282,247

    Shares outstanding                                            444,325,142          86,934,154         114,268,492

    Net asset value per share                                           $1.00               $1.00               $1.00

 Service Shares Class:
    Net Assets                                                   $149,890,673        $ 36,735,359        $199,106,023

    Shares outstanding                                            149,836,814          36,734,727         199,092,990

    Net asset value per share                                           $1.00               $1.00               $1.00

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

                                                                     CASH               TAX-FREE            GOVERNMENT
                                                                     FUND                 FUND                 FUND
INVESTMENT INCOME:
    Interest income                                             $  14,796,927         $ 2,376,804      $    8,708,562

EXPENSES:
    Investment Adviser fees (note 3)                                  972,988             189,842             508,432
    Administrator fees (note 3)                                       347,862              74,908             129,727
    Distribution fees (note 3)                                        151,252              65,228             213,057
    Trustees' fees and expenses                                        67,000              30,000              33,000
    Legal fees                                                         23,000               8,000              16,500
    Shareholders' reports                                              20,000               4,000              11,000
    Fund accounting fees                                               15,000              14,000              15,000
    Transfer and shareholder servicing agent fees                      14,000              15,000              13,000
    Registration fees and dues                                         13,000               2,000              19,000
    Audit and accounting fees                                          11,000              10,000              10,000
    Custodian fees (note 6)                                             4,400               6,200               4,125
    Insurance                                                           4,000               1,000               1,500
    Miscellaneous                                                       6,625               3,000              17,825

      Total expenses                                                1,650,127             423,178             992,166

    Expenses paid indirectly (note 6)                                    (200)             (2,600)                (25)
      Net expenses                                                  1,649,927             420,578             992,141

Net investment income                                              13,147,000           1,956,226           7,716,421

Net realized gain (loss) from securities transactions                 108,449                -                    202

Net increase in net assets resulting from operations            $  13,255,449         $ 1,956,226      $    7,716,623

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                CASH FUND                 TAX-FREE FUND                GOVERNMENT FUND
                                     SIX MONTHS         YEAR         SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                       ENDED           ENDED           ENDED          ENDED          ENDED          ENDED
                                   SEPT. 30, 1998  MARCH 31, 1998  SEPT. 30, 1998 MARCH 31, 1998 SEPT. 30, 1998 MARCH 31, 1998
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income            $  13,147,000  $   24,566,804  $   1,956,226  $   2,949,543  $   7,716,421  $   8,897,324
  Net realized gain (loss)
    from securities transactions         108,449          89,803          -               (205)           202         17,031
    Net increase in net assets
      resulting from operations       13,255,449      24,656,607      1,956,226      2,949,338      7,716,623      8,914,355

DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
  Original Shares                    (10,252,592)    (20,260,825)    (1,222,281)    (2,237,687)    (3,693,155)    (3,695,429)
  Service Shares                      (2,894,408)     (4,305,979)      (733,945)      (711,856)    (4,023,266)    (5,201,895)
    Total dividends to shareholders
      from net investment income     (13,147,000)    (24,566,804)    (1,956,226)    (2,949,543)    (7,716,421)    (8,897,324)

CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
  Proceeds from shares sold:
    Original Shares                  816,870,991   1,215,049,334     89,137,020    145,166,331    266,244,256     323,059,102
    Service Shares                   175,938,354     287,984,097     82,995,300     66,068,395    482,127,478     858,192,771
                                     992,809,345   1,503,033,431    172,132,320    211,234,726    748,371,734   1,181,251,873

   Reinvested dividends and
    distributions:
    Original Shares                       53,318         122,396         51,646        116,145         31,832          60,052
    Service Shares                     2,858,789       4,084,240        691,220        699,548      3,782,519       4,985,493
                                       2,912,107       4,206,636        742,866        815,693      3,814,351       5,045,545

  Cost of shares redeemed:
    Original Shares                 (792,020,077) (1,217,844,005)   (78,815,671)  (159,715,064)  (252,811,911)   (288,014,215)
    Service Shares                  (142,363,348)   (244,416,529)   (84,063,081)   (55,172,286)  (436,691,204)   (796,725,850)
                                    (934,383,425) (1,462,260,534)  (162,878,752)  (214,887,350)  (689,503,115) (1,084,740,065)
    Change in net assets
     from capital share
     transactions                     61,338,027      44,979,533      9,996,434     (2,836,931)    62,682,970     101,557,353
  Total increase (decrease)
    in net assets                     61,446,476      45,069,336      9,996,434     (2,837,136)    62,683,172     101,574,384

NET ASSETS:
  Beginning of period                532,197,794     487,128,458    113,674,373    116,511,509    250,705,098     149,130,714
  End of period                    $ 593,644,270  $  532,197,794  $ 123,670,807  $ 113,674,373  $ 313,388,270  $  250,705,098

See accompanying notes to financial statements.

THE PACIFIC CAPITAL FUNDS
OF CASH ASSETS TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1.  ORGANIZATION

    Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

    The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in the preceding paragraph.

c) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of the Funds' shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding. Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class.

   Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

d) FEDERAL INCOME TAXES: It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

e) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day so that the value of the "collateral" is at least equal to the value of the "loan" (repurchase agreements being defined as "loans" in the 1940 Act), including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    Pacific Century Trust (the "Adviser"), a division of Bank of Hawaii, serves as Investment Adviser to the Trust. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. The Funds also have Administration Agreements with Aquila Management Corporation (the "Administrator", formerly Sub-Adviser and Administrator) to provide all administrative services to the Funds other than those relating to the investment portfolio and the maintenance of the accounting books and records. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Funds. For their services, the Adviser and the Administrator each receive a fee which is payable monthly and computed as of the close of business each day on the net assets of each Fund at the following annual rates:

   Pacific Capital Cash Assets Trust - On net assets up to $325 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively. For the six months ended September 30, 1998, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $972,988 and $347,862, respectively.

   Pacific Capital Tax-Free Cash Assets Trust - On net assets up to $95 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1998, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $189,842 and $74,908, respectively.

   Pacific Capital U.S. Government Securities Cash Assets Trust - On net assets up to $60 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively. For the six months ended September 30, 1998, the Fund incurred fees under the Advisory Agreement and the Administration Agreement of $508,432 and $129,727, respectively.

   The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its proportionate share (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of a Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 1998.

b)  DISTRIBUTION AND SERVICE FEES:

    Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the Fund. Such payments are made to "Designated Payees"- broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the Funds' Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's
Plan may not exceed 0.25 of 1% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Funds.

   Under a Distribution Agreement, Aquila Distributors, Inc. (the
"Distributor") serves as the exclusive distributor of the Funds' shares. No compensation or fees are paid to the Distributor for such share distribution.

4.  DISTRIBUTIONS

    The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option.

5.  GUARANTEES OF CERTAIN COMMERCIAL PAPER

    Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

6.  CUSTODIAN FEES

    The Funds have negotiated an offset arrangement with their custodian wherein they receive credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six months ended September 30, 1998, the custodian fees of the Cash Fund, the Tax-Free Fund and the Government Fund, amounted to $4,400, $6,200 and $4,125, respectively. Of these amounts, $200, $2,600 and $25, respectively, were offset by such credits. It is the general intention of the Funds to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit with the custodian.

7.  PORTFOLIO ORIENTATION

    Since the Pacific Capital Tax-Free Cash Assets Trust has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers ability to meet their obligations.




PREPARING FOR YEAR 2000

            The Trustees and officers of the Funds have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize any potential impact upon the Funds and their shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Funds at the beginning of the year 2000 are ready.

            The Funds are highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Funds' officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring the progress of its suppliers, and currently see no significant cause for alarm with respect to any of the Funds' suppliers.

            Unfortunately, as you can well understand, we cannot guarantee matters beyond our control, including supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Funds will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.

PACIFIC CAPITAL
CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SERVICE SHARES(1)                                ORIGINAL SHARES(2)
                           SIX MONTHS                            PERIOD  SIX MONTHS
                              ENDED      YEAR ENDED MARCH 31,     ENDED    ENDED                YEAR ENDED MARCH 31,
                             9/30/98    1998     1997     1996  3/31/95** 9/30/98    1998     1997     1996     1995     1994
Net Asset Value, Beginning
    of Period                 $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Income from Investment
    Operations:
      Net investment income    0.02     0.05     0.05     0.05     0.01     0.03     0.05     0.05     0.05     0.04     0.03

Less Distributions:
    Dividends from net
    investment income         (0.02)   (0.05)   (0.05)   (0.05)   (0.01)   (0.03)   (0.05)   (0.05)   (0.05)   (0.04)   (0.03)

Net Asset Value, End of
    Period                    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Total Return (%)               2.42+    4.88     4.62     5.06     0.85+    2.55+    5.15     4.88     5.32     4.40     2.74

Ratios/Supplemental Data
    Net Assets, End of
      Period ($ millions)     149.9    113.4     65.8     32.9     3.54     43.8    418.8    421.4    308.7    486.7    407.1
    Ratio of Expenses to
      Average Net Assets (%)   0.82*    0.82     0.85     0.86     0.83*    0.57*    0.57     0.60     0.60     0.59     0.59
    Ratio of Net Investment
      Income to Average Net
      Assets (%)               4.78*    4.78     4.53     4.84     5.26*    5.03*    5.04     4.79     5.24     4.40     2.71

For periods after April 1, 1995, net investment income per share and the ratios of income and expenses to average net assets without the expense offset in custodian fees for uninvested cash balances would have been:
    Net investment income ($)  0.02     0.05     0.05     0.05            0.03     0.05     0.05     0.05
    Ratio of Expenses to
      Average Net Assets (%)   0.82*    0.83     0.85     0.86            0.57*    0.58     0.60     0.61
    Ratio of Net Investment
      Income to Average Net
        Assets (%)             4.78*    4.77     4.53     4.84            5.04*    5.03     4.78     5.23

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January 20, 1995.
     **  For the period from February 1, 1995 (commencement of operations) to March 31, 1995.
     +   Not annualized.
     *   Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
TAX-FREE CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SERVICE SHARES(1)                               ORIGINAL SHARES(2)
                            SIX MONTHS                          PERIOD   SIX MONTHS
                              ENDED      YEAR ENDED MARCH 31,    ENDED     ENDED                YEAR ENDED MARCH 31,
                             9/30/98    1998     1997     1996  3/31/95** 9/30/98    1998     1997     1996     1995     1994
Net Asset Value, Beginning of
    Period                    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
Income from Investment
  Operations:
    Net investment income      0.01     0.03     0.03     0.03     0.01     0.02     0.03     0.03     0.03     0.03     0.02

Less Distributions:
  Dividends from net
    investment income         (0.01)   (0.03)   (0.03)   (0.03)   (0.01)   (0.02)   (0.03)   (0.03)   (0.03)   (0.03)   (0.02)

Net Asset Value, End of
  Period                      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Total Return (%)               1.42+    2.83     2.75     3.11     0.52+    1.54+    3.08     3.00     3.37     2.74     2.02

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)               36.7     37.1     25.5     17.6      1.4     86.9     76.6     91.0    125.2    138.3    113.9
  Ratio of Expenses to
    Average Net Assets (%)     0.79*    0.88     0.80     0.80     0.77*    0.54*    0.63     0.55     0.54     0.55     0.56
  Ratio of Net Investment
    Income to Average Net
    Assets (%)               2.81*    2.79     2.70     2.97     3.22*    3.06*    3.04     2.97     3.32     2.74     1.99

For the year 1994, net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees and for periods after April 1, 1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
  Net Investment Income ($)    0.01     0.03     0.03     0.03            0.02     0.03     0.03     0.03              0.02
  Ratio of Expenses to Average
    Net Assets (%)             0.79*    0.88     0.80     0.80            0.54*    0.63     0.55     0.54              0.58
  Ratio of Net Investment
    Income to Average Net
      Assets (%)               2.81*    2.79     2.70     2.97            3.04*    3.04     2.97     3.32              1.97

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January 20, 1995.
     **  For the period from February 1, 1995 (commencement of operations) to March 31, 1995.
     +   Not annualized.
     *   Annualized.

See accompanying notes to financial statements.

PACIFIC CAPITAL
U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
FINANCIAL HIGHLIGHTS
(UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                          SERVICE SHARES(1)                               ORIGINAL  SHARES(2)
                            SIX MONTHS                           PERIOD  SIX MONTHS
                              ENDED       YEAR ENDED MARCH 31,    ENDED    ENDED               YEAR ENDED MARCH 31,
                             9/30/98    1998     1997     1996  3/31/95** 9/30/98    1998     1997     1996     1995     1994
Net Asset Value, Beginning of
    Period                    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Income from Investment
  Operations:
    Net investment income      0.02     0.05     0.04     0.05     0.01     0.02     0.05     0.05     0.05     0.04     0.03

Less Distributions:
  Dividends from net
    investment income         (0.02)   (0.05)   (0.04)   (0.05)   (0.01)   (0.02)   (0.05)   (0.05)   (0.05)   (0.04)   (0.03)

Net Asset Value, End of
  Period                      $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Total Return (%)               2.39+    4.69     4.50     4.94     0.94+    2.52+    4.95     4.76     5.20     4.20     2.59

Ratios/Supplemental Data
  Net Assets, End of Period
    ($ millions)              199.1    149.9     83.4     11.8      0.5    114.3    100.8     65.7     74.0     64.0     91.7
  Ratio of Expenses to
    Average Net Assets (%)     0.74*    0.77     0.79     0.79     0.85*    0.49*    0.52     0.55     0.54     0.54     0.52
  Ratio of Net Investment
    Income to Average Net
    Assets (%)                 4.72*    4.60     4.43     4.68     5.09*    4.97*    4.85     4.66     5.07     4.04     2.58

Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees for periods prior to April 1, 1996, and for periods after April 1,
1995, without the expense offset in custodian fees for uninvested cash balances, would have been:
  Net Investment Income ($)    0.02     0.05     0.04     0.05     0.01     0.02     0.05     0.05     0.05     0.04     0.03
  Ratio of Expenses to
    Average Net Assets (%)     0.74*    0.77     0.80     0.88     0.98*    0.49*    0.52     0.56     0.63     0.59     0.52
  Ratio of Net Investment
    Income to Average Net
    Assets (%)                 4.72*    4.60     4.42     4.60     4.96*    4.97*    4.85     4.65     4.98     3.99     2.58

     (1) New class of shares established on January 20, 1995.
     (2) Designated as the "Original Shares" class of shares on January 20, 1995.
     **  For the period from February 1, 1995 (commencement of operations) to March 31, 1995.
     +   Not annualized.
     *   Annualized.

See accompanying notes to financial statements.